Schedule of Investments(a)
November 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.88%
Aerospace & Defense–4.57%
General Dynamics Corp.	191,883	$36,260,130
Raytheon Technologies Corp.	1,278,716	103,473,699
Textron, Inc.	1,155,804	81,830,923
		221,564,752
Apparel Retail–1.69%
TJX Cos., Inc. (The)	1,181,372	81,987,217
Application Software–0.63%
Splunk, Inc.(b)	252,263	30,523,823
Automobile Manufacturers–3.64%
General Motors Co.(b)	3,048,315	176,405,989
Building Products–1.69%
Johnson Controls International PLC	1,097,305	82,034,522
Cable & Satellite–2.69%
Charter Communications, Inc., Class A(b)(c)	105,907	68,445,576
Comcast Corp., Class A	1,239,350	61,942,713
		130,388,289
Casinos & Gaming–0.68%
Las Vegas Sands Corp.(b)	927,439	33,035,377
Communications Equipment–2.08%
Cisco Systems, Inc.	1,841,549	100,990,547
Construction & Engineering–1.21%
Quanta Services, Inc.	515,789	58,686,472
Consumer Finance–1.50%
American Express Co.	478,612	72,892,608
Data Processing & Outsourced Services–0.97%
Fiserv, Inc.(b)	489,804	47,275,882
Distillers & Vintners–1.05%
Diageo PLC (United Kingdom)	1,013,379	51,073,601
Diversified Banks–7.12%
Bank of America Corp.	3,477,053	154,624,547
Wells Fargo & Co.	3,987,857	190,539,807
		345,164,354
Electric Utilities–2.41%
American Electric Power Co., Inc.	465,629	37,739,230
Exelon Corp.	799,987	42,183,315
FirstEnergy Corp.	986,550	37,153,473
		117,076,018
Electrical Components & Equipment–0.82%
Emerson Electric Co.	450,923	39,609,076
Electronic Components–0.77%
Corning, Inc.	1,008,082	37,389,761
Shares		Value
Electronic Manufacturing Services–1.12%
TE Connectivity Ltd.	351,464	$54,100,854
Fertilizers & Agricultural Chemicals–1.34%
Corteva, Inc.	1,446,061	65,072,745
Food Distributors–1.70%
Sysco Corp.	592,520	41,500,101
US Foods Holding Corp.(b)	1,302,842	40,935,295
		82,435,396
Gold–0.70%
Barrick Gold Corp. (Canada)	1,797,147	34,127,822
Health Care Distributors–1.25%
McKesson Corp.	279,048	60,486,445
Health Care Equipment–1.78%
Medtronic PLC	522,488	55,749,470
Zimmer Biomet Holdings, Inc.	254,340	30,419,064
		86,168,534
Health Care Facilities–0.74%
Universal Health Services, Inc., Class B	300,678	35,699,499
Health Care Services–2.31%
Cigna Corp.	304,108	58,358,325
CVS Health Corp.	602,371	53,647,161
		112,005,486
Hotels, Resorts & Cruise Lines–1.14%
Booking Holdings, Inc.(b)	26,339	55,360,627
Industrial Machinery–1.08%
Parker-Hannifin Corp.	173,822	52,504,673
Insurance Brokers–1.03%
Willis Towers Watson PLC	221,900	50,113,896
Integrated Oil & Gas–1.47%
Chevron Corp.	632,160	71,351,899
Internet & Direct Marketing Retail–0.82%
Amazon.com, Inc.(b)	11,290	39,594,820
Investment Banking & Brokerage–5.40%
Charles Schwab Corp. (The)	881,261	68,200,789
Goldman Sachs Group, Inc. (The)	259,927	99,029,587
Morgan Stanley	995,751	94,417,110
		261,647,486
IT Consulting & Other Services–3.14%
Cognizant Technology Solutions Corp., Class A	1,951,606	152,186,236
Managed Health Care–1.83%
Anthem, Inc.	132,012	53,627,235
Centene Corp.(b)	489,931	34,985,972
		88,613,207

See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Shares		Value
Movies & Entertainment–2.89%
Netflix, Inc.(b)	95,980	$61,609,562
Walt Disney Co. (The)(b)	543,573	78,763,728
		140,373,290
Multi-line Insurance–2.31%
American International Group, Inc.	2,125,254	111,788,360
Oil & Gas Exploration & Production–5.93%
Canadian Natural Resources Ltd. (Canada)	1,316,353	53,830,898
ConocoPhillips	1,388,074	97,345,630
Devon Energy Corp.	1,819,057	76,509,537
Pioneer Natural Resources Co.	336,296	59,968,303
		287,654,368
Other Diversified Financial Services–0.95%
Voya Financial, Inc.	738,897	45,915,060
Pharmaceuticals–6.79%
Bristol-Myers Squibb Co.	1,085,268	58,202,923
GlaxoSmithKline PLC (United Kingdom)	1,985,651	40,239,749
Johnson & Johnson	240,331	37,474,813
Merck & Co., Inc.	1,080,588	80,946,847
Pfizer, Inc.	787,494	42,312,053
Sanofi (France)	738,434	70,232,635
		329,409,020
Railroads–2.31%
CSX Corp.	3,237,493	112,211,507
Real Estate Services–2.84%
CBRE Group, Inc., Class A(b)	1,441,061	137,722,200
Regional Banks–5.11%
Citizens Financial Group, Inc.	2,148,920	101,579,449
PNC Financial Services Group, Inc. (The)(c)	290,439	57,216,483
Truist Financial Corp.	1,505,010	89,262,143
		248,058,075
Semiconductors–4.38%
Intel Corp.	1,574,676	77,474,059
Shares		Value
Semiconductors–(continued)
NXP Semiconductors N.V. (China)	260,350	$58,151,776
QUALCOMM, Inc.	426,131	76,942,214
		212,568,049
Specialty Chemicals–0.82%
Axalta Coating Systems Ltd.(b)	1,310,164	39,724,173
Tobacco–1.97%
Philip Morris International, Inc.	1,114,063	95,742,574
Wireless Telecommunication Services–1.21%
T-Mobile US, Inc.(b)	538,402	58,583,522
Total Common Stocks & Other Equity Interests (Cost $3,182,779,961)		4,747,318,111
Money Market Funds–1.91%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	35,207,156	35,207,156
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	16,975,506	16,980,599
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	40,236,750	40,236,750
Total Money Market Funds (Cost $92,419,442)		92,424,505
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $3,275,199,403)		4,839,742,616
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.18%
Invesco Private Prime Fund, 0.11%(d)(e)(f) (Cost $8,890,472)	8,886,941	8,889,607
TOTAL INVESTMENTS IN SECURITIES–99.97% (Cost $3,284,089,875)		4,848,632,223
OTHER ASSETS LESS LIABILITIES—0.03%		1,238,796
NET ASSETS–100.00%		$4,849,871,019
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,019,989	$41,781,196	$(41,594,029)	$-	$-	$35,207,156	$2,127
Invesco Liquid Assets Portfolio, Institutional Class	16,951,637	29,740,009	(29,710,019)	(218)	(810)	16,980,599	389
Invesco Treasury Portfolio, Institutional Class	40,022,844	47,749,938	(47,536,032)	-	-	40,236,750	959
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,663,683	$86,131,624	$(88,795,307)	$-	$-	$-	$635*
Invesco Private Prime Fund	6,215,010	160,629,834	(157,947,903)	(865)	(6,469)	8,889,607	8,773*
Total	$100,873,163	$366,032,601	$(365,583,290)	$(1,083)	$(7,279)	$101,314,112	$12,883

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/03/2021	Bank of New York Mellon (The)	EUR	47,167,031	USD	54,830,872	$1,337,744
12/03/2021	State Street Bank & Trust Co.	CAD	65,326,155	USD	52,772,661	1,634,886
12/03/2021	State Street Bank & Trust Co.	EUR	3,599,087	USD	4,164,021	82,220
12/03/2021	State Street Bank & Trust Co.	GBP	69,833,336	USD	96,378,384	3,503,443
12/03/2021	State Street Bank & Trust Co.	USD	40,437,156	CAD	51,791,910	105,916
12/03/2021	State Street Bank & Trust Co.	USD	56,277,282	EUR	49,986,985	414,016
12/03/2021	State Street Bank & Trust Co.	USD	67,587,320	GBP	51,072,898	337,151
Subtotal—Appreciation						7,415,376
Currency Risk
12/03/2021	State Street Bank & Trust Co.	USD	10,747,439	CAD	13,534,245	(152,737)
12/03/2021	State Street Bank & Trust Co.	USD	903,771	EUR	779,133	(20,139)
12/03/2021	State Street Bank & Trust Co.	USD	25,476,533	GBP	18,760,437	(526,064)
01/07/2022	State Street Bank & Trust Co.	CAD	52,749,556	USD	41,203,811	(109,049)
01/07/2022	State Street Bank & Trust Co.	EUR	47,413,000	USD	53,449,243	(404,583)
01/07/2022	State Street Bank & Trust Co.	GBP	51,770,792	USD	68,569,031	(342,356)
Subtotal—Depreciation						(1,554,928)
Total Forward Foreign Currency Contracts						$5,860,448

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,585,772,126	$161,545,985	$—	$4,747,318,111
Money Market Funds	92,424,505	8,889,607	—	101,314,112
Total Investments in Securities	4,678,196,631	170,435,592	—	4,848,632,223
Other Investments - Assets
Forward Foreign Currency Contracts*	—	7,415,376	—	7,415,376
Other Investments - Liabilities
Forward Foreign Currency Contracts*	—	(1,554,928)	—	(1,554,928)
Total Other Investments	—	5,860,448	—	5,860,448
Total Investments	$4,678,196,631	$176,296,040	$—	$4,854,492,671

*	Unrealized appreciation (depreciation).
Invesco Growth and Income Fund